Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
VIU forecast period	5 years
Yield used to discount cash flows that do not vary based on returns on underlying items		0.15%
Goodwill	£ 3,893	£ 3,891
Intangibles	£ 4,168	4,057
Cards and Payments
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	14.70%
Terminal growth rate	2.00%
Goodwill	£ 195
Intangibles	1,351	1,096
Personal Banking | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,752	2,752
Woolwich | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,501	2,501
Business Banking | Barclays UK
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	£ 629	£ 629
Bottom of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	12.50%	12.00%
Terminal growth rate	2.00%	2.00%
Top of range
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	15.10%	16.30%